Share-based compensation - Summary of Restricted Stock Units Transactions (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Balance, Number	48,488	96,956	119,703
RSUs granted, Number	115,251	69,872	52,962
RSUs vested, Number	(30,568)	(95,622)	(57,003)
RSUs forfeited, Number	(10,040)	(22,718)	(18,706)
Balance, Number	123,131	48,488	96,956	119,703
Balance, Weighted average grant date fair value	$ 2.63	$ 4.83	$ 6.95
RSUs granted, Weighted average grant date fair value	3.42	2.43	3.46
RSUs vested, Weighted average grant date fair value	2.30	4.73	7.59
RSUs forfeited, Weighted average grant date fair value	3.10	2.58	6.21
Balance, Weighted average grant date fair value	$ 3.41	$ 2.63	$ 4.83	$ 6.95
Balance, Weighted average remaining contractual life (years)	2 years 21 days	2 years 6 months	1 year 8 months 4 days	1 year 8 months 15 days
Balance, Aggregate intrinsic value	$ 119	$ 147	$ 334
RSUs granted, Aggregate intrinsic value	397	160	194
RSUs vested, Aggregate intrinsic value	79	202	174
Balance, Aggregate Intrinsic Value	$ 51	$ 119	$ 147	$ 334